Schedule of Investments (unaudited) June 30, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 3.0%
Acacia Communications Inc.(a)	9,497	$638,103
Arista Networks Inc.(a)	13,496	2,834,565
Calix Inc.(a)	12,368	184,283
Ciena Corp.(a)	38,575	2,089,222
Cisco Systems Inc.	1,064,760	49,660,406
CommScope Holding Co. Inc.(a)(b)	49,081	408,845
EchoStar Corp., Class A(a)	11,604	324,448
F5 Networks Inc.(a)	15,366	2,143,250
Harmonic Inc.(a)	24,641	117,045
Infinera Corp.(a)(b)	40,258	238,327
Inseego Corp.(a)(b)	17,599	204,148
InterDigital Inc.	7,868	445,565
Juniper Networks Inc.	83,193	1,901,792
Lumentum Holdings Inc.(a)	18,804	1,531,210
Motorola Solutions Inc.	42,699	5,983,411
NETGEAR Inc.(a)	7,256	187,858
NetScout Systems Inc.(a)	15,744	402,417
Plantronics Inc.	7,634	112,067
Ribbon Communications Inc.(a)	22,535	88,563
Ubiquiti Inc.	3,117	544,103
ViaSat Inc.(a)(b)	14,584	559,588
Viavi Solutions Inc.(a)(b)	58,102	740,219

		71,339,435

Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	74,290	7,117,725
Arrow Electronics Inc.(a)	19,752	1,356,765
Avnet Inc.	24,667	687,839
Badger Meter Inc.	7,356	462,840
Belden Inc.	9,794	318,795
Benchmark Electronics Inc.	9,798	211,637
CDW Corp./DE	35,732	4,151,344
Celestica Inc.(a)(b)	25,559	174,568
Cognex Corp.	43,207	2,580,322
Coherent Inc.(a)	6,108	800,026
Corning Inc.	190,562	4,935,556
Dolby Laboratories Inc., Class A	16,172	1,065,250
Fabrinet(a)	9,355	583,939
Fitbit Inc., Class A(a)	58,033	374,893
FLIR Systems Inc.	32,851	1,332,765
II-VI Inc.(a)	22,055	1,041,437
Insight Enterprises Inc.(a)	9,046	445,063
IPG Photonics Corp.(a)(b)	8,992	1,442,227
Itron Inc.(a)	8,899	589,559
Jabil Inc.	34,418	1,104,129
Keysight Technologies Inc.(a)(b)	46,960	4,732,629
Knowles Corp.(a)	21,788	332,485
Littelfuse Inc.	6,156	1,050,398
Methode Electronics Inc.	9,376	293,094
National Instruments Corp.	29,817	1,154,216
Novanta Inc.(a)(b)	8,866	946,623
OSI Systems Inc.(a)(b)	4,394	327,968
Plexus Corp.(a)(b)	7,372	520,168
Rogers Corp.(a)	4,701	585,745
Sanmina Corp.(a)	17,692	443,008
SYNNEX Corp.	10,334	1,237,703
TE Connectivity Ltd.	82,815	6,753,563
Tech Data Corp.(a)	9,066	1,313,663
Trimble Inc.(a)	62,996	2,720,797

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TTM Technologies Inc.(a)	25,164	$298,445
Vishay Intertechnology Inc.	33,464	510,995
Zebra Technologies Corp., Class A(a)	13,331	3,412,069

		57,410,248

Entertainment — 3.4%
Activision Blizzard Inc.(b)	193,446	14,682,552
Electronic Arts Inc.(a)	72,482	9,571,248
Glu Mobile Inc.(a)	33,042	306,299
Netflix Inc.(a)	110,421	50,245,972
Take-Two Interactive Software Inc.(a)	28,611	3,993,237
Zynga Inc., Class A(a)	239,165	2,281,634

		81,080,942

Interactive Media & Services — 14.8%
Alphabet Inc., Class A(a)	68,568	97,232,852
Alphabet Inc., Class C, NVS(a)	66,834	94,477,211
Cargurus Inc.(a)	18,033	457,137
Facebook Inc., Class A(a)	603,712	137,084,884
IAC/InterActiveCorp.(a)	18,332	5,928,569
Match Group Inc.(a)(b)	14,350	1,536,168
Pinterest Inc., Class A(a)(b)	28,365	628,852
Snap Inc., Class A, NVS(a)(b)	205,872	4,835,933
TripAdvisor Inc.	25,296	480,877
Twitter Inc.(a)	196,997	5,868,541
Yelp Inc.(a)	16,285	376,672
Zillow Group Inc., Class A(a)(b)	8,726	501,570
Zillow Group Inc., Class C, NVS(a)(b)	34,863	2,008,457

		351,417,723

Internet & Direct Marketing Retail — 10.3%
Amazon.com Inc.(a)	74,257	204,861,697
Booking Holdings Inc.(a)	10,277	16,364,478
Chewy Inc., Class A(a)	13,531	604,700
eBay Inc.	165,836	8,698,098
Etsy Inc.(a)	29,955	3,182,120
Expedia Group Inc.	34,010	2,795,622
Groupon Inc.(a)	5,424	98,283
Grubhub Inc.(a)	23,122	1,625,477
Qurate Retail Inc., Series A(a)	97,730	928,435
Shutterstock Inc.	4,979	174,116
Stamps.com Inc.(a)	4,099	752,945
Wayfair Inc., Class A(a)	16,992	3,357,789

		243,443,760

IT Services — 18.9%
Accenture PLC, Class A	159,938	34,341,887
Akamai Technologies Inc.(a)	40,854	4,375,055
Alliance Data Systems Corp.	10,364	467,624
Automatic Data Processing Inc.	107,903	16,065,678
Black Knight Inc.(a)	37,811	2,743,566
Booz Allen Hamilton Holding Corp.	34,632	2,694,023
Broadridge Financial Solutions Inc.	28,809	3,635,408
CACI International Inc., Class A(a)	6,328	1,372,417
Cardtronics PLC, Class A(a)	9,242	221,623
CGI Inc.(a)(b)	57,790	3,640,770
Cognizant Technology Solutions Corp., Class A	135,724	7,711,838
CSG Systems International Inc.	8,330	344,779
DXC Technology Co.	64,729	1,068,028
EPAM Systems Inc.(a)(b)	13,905	3,504,199
Euronet Worldwide Inc.(a)	13,108	1,256,009
EVERTEC Inc.	15,097	424,226
ExlService Holdings Inc.(a)	8,624	546,762

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fastly Inc., Class A(a)	4,742	$403,686
Fidelity National Information Services Inc.	155,121	20,800,175
Fiserv Inc.(a)	141,193	13,783,261
FleetCor Technologies Inc.(a)	21,040	5,292,191
Gartner Inc.(a)	22,389	2,716,457
Genpact Ltd.	38,906	1,420,847
Global Payments Inc.	75,096	12,737,783
GoDaddy Inc., Class A(a)	41,493	3,042,682
International Business Machines Corp.	222,924	26,922,531
Jack Henry & Associates Inc.	19,236	3,540,001
KBR Inc.	35,833	808,034
Leidos Holdings Inc.	33,646	3,151,621
LiveRamp Holdings Inc.(a)(b)	16,405	696,720
ManTech International Corp./VA, Class A	6,804	466,006
Mastercard Inc., Class A	221,898	65,615,239
Maximus Inc.	15,393	1,084,437
MongoDB Inc.(a)(b)	9,096	2,058,789
NIC Inc.	16,936	388,851
Okta Inc.(a)	29,150	5,836,704
Paychex Inc.	80,155	6,071,741
PayPal Holdings Inc.(a)	294,797	51,362,481
Perspecta Inc.	34,773	807,777
Sabre Corp.	69,244	558,107
Science Applications International Corp.	12,406	963,698
Shopify Inc., Class A(a)(b)	26,978	25,607,518
Square Inc., Class A(a)	85,667	8,989,895
Switch Inc., Class A	14,866	264,912
Sykes Enterprises Inc.(a)	9,384	259,561
TTEC Holdings Inc.	4,714	219,484
Twilio Inc., Class A(a)	32,291	7,085,291
VeriSign Inc.(a)	25,528	5,279,956
Verra Mobility Corp.(a)	33,640	345,819
Virtusa Corp.(a)(b)	7,242	235,148
Visa Inc., Class A	423,583	81,823,528
Western Union Co. (The)	103,166	2,230,449
WEX Inc.(a)(b)	10,940	1,805,209

		449,090,481

Semiconductors & Semiconductor Equipment — 14.6%
Advanced Energy Industries Inc.(a)	9,686	656,614
Advanced Micro Devices Inc.(a)	294,051	15,470,023
Ambarella Inc.(a)	7,945	363,881
Amkor Technology Inc.(a)(b)	27,328	336,408
Analog Devices Inc.	92,501	11,344,323
Applied Materials Inc.	230,100	13,909,545
Broadcom Inc.	100,377	31,679,985
Brooks Automation Inc.(b)	18,286	808,973
Cabot Microelectronics Corp.	7,355	1,026,317
Cirrus Logic Inc.(a)	14,614	902,853
Cree Inc.(a)(b)	27,230	1,611,744
Diodes Inc.(a)	10,447	529,663
Enphase Energy Inc.(a)(b)	20,109	956,585
Entegris Inc.	33,735	1,992,052
First Solar Inc.(a)	19,190	949,905
FormFactor Inc.(a)	19,145	561,523
Inphi Corp.(a)(b)	12,106	1,422,455
Intel Corp.	1,063,032	63,601,204
KLA Corp.	38,928	7,570,717
Kulicke & Soffa Industries Inc.	16,028	333,863
Lam Research Corp.	36,447	11,789,147
Lattice Semiconductor Corp.(a)	33,773	958,815

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings Inc.(a)	11,665	$400,693
Marvell Technology Group Ltd.	166,485	5,836,964
Maxim Integrated Products Inc.	66,941	4,057,294
MaxLinear Inc.(a)	16,936	363,446
Microchip Technology Inc.	61,596	6,486,675
Micron Technology Inc.(a)	279,236	14,386,239
MKS Instruments Inc.	13,781	1,560,560
Monolithic Power Systems Inc.	10,447	2,475,939
NVIDIA Corp.	154,443	58,674,440
ON Semiconductor Corp.(a)	102,666	2,034,840
Onto Innovation Inc.(a)	12,405	422,266
Power Integrations Inc.	7,442	879,123
Qorvo Inc.(a)	28,807	3,184,038
Qualcomm Inc.	282,437	25,761,079
Rambus Inc.(a)	28,483	432,941
Semtech Corp.(a)(b)	16,310	851,708
Silicon Laboratories Inc.(a)	10,973	1,100,263
Skyworks Solutions Inc.	41,888	5,355,800
SolarEdge Technologies Inc.(a)(b)	12,461	1,729,337
SunPower Corp.(a)(b)	20,743	158,891
Synaptics Inc.(a)	8,464	508,856
Teradyne Inc.	41,619	3,517,222
Texas Instruments Inc.	230,427	29,257,316
Universal Display Corp.	10,719	1,603,777
Xilinx Inc.	61,051	6,006,808

		345,823,110

Software — 22.8%
2U Inc.(a)(b)	16,088	610,700
8x8 Inc.(a)(b)	25,340	405,440
ACI Worldwide Inc.(a)(b)	29,229	788,891
Adobe Inc.(a)	120,965	52,657,274
Alarm.com Holdings Inc.(a)	10,649	690,162
Altair Engineering Inc., Class A(a)	9,733	386,887
Alteryx Inc., Class A(a)(b)	12,501	2,053,664
Anaplan Inc.(a)	22,353	1,012,814
Ansys Inc.(a)	21,551	6,287,073
Appfolio Inc., Class A(a)	3,643	592,753
Appian Corp.(a)(b)	8,651	443,364
Aspen Technology Inc.(a)	16,972	1,758,469
Autodesk Inc.(a)	55,033	13,163,343
Avalara Inc.(a)	17,129	2,279,699
Avaya Holdings Corp.(a)	20,786	256,915
Blackbaud Inc.	12,434	709,733
BlackBerry Ltd.(a)	124,822	610,380
Blackline Inc.(a)(b)	10,836	898,413
Bottomline Technologies DE Inc.(a)	9,680	491,454
Box Inc., Class A(a)(b)	37,789	784,500
Cadence Design Systems Inc.(a)	70,096	6,726,412
CDK Global Inc.	30,700	1,271,594
Ceridian HCM Holding Inc.(a)(b)	25,483	2,020,037
Citrix Systems Inc.	29,080	4,301,223
Cloudera Inc.(a)(b)	65,255	830,044
Cloudflare Inc., Class A(a)	10,356	372,298
CommVault Systems Inc.(a)	10,639	411,729
Cornerstone OnDemand Inc.(a)	13,361	515,200
Coupa Software Inc.(a)	16,732	4,635,433
Descartes Systems Group Inc. (The)(a)(b)	21,274	1,125,395
DocuSign Inc.(a)	32,644	5,621,623
Dropbox Inc., Class A(a)	56,116	1,221,645
Dynatrace Inc.(a)(b)	39,752	1,613,931

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Elastic NV(a)	8,230	$758,888
Envestnet Inc.(a)	13,267	975,655
Everbridge Inc.(a)(b)	8,540	1,181,594
Fair Isaac Corp.(a)	7,322	3,060,889
FireEye Inc.(a)	54,796	667,141
Five9 Inc.(a)(b)	15,445	1,709,298
ForeScout Technologies Inc.(a)(b)	9,790	207,548
Fortinet Inc.(a)	33,686	4,624,077
Guidewire Software Inc.(a)	20,880	2,314,548
HubSpot Inc.(a)	10,295	2,309,683
Intuit Inc.	65,472	19,392,152
j2 Global Inc.	11,380	719,330
LivePerson Inc.(a)	15,571	645,107
LogMeIn Inc.	12,347	1,046,655
Manhattan Associates Inc.(a)	15,891	1,496,932
Medallia Inc.(a)(b)	6,939	175,140
Microsoft Corp.	1,019,744	207,528,101
MicroStrategy Inc., Class A(a)	1,912	226,170
New Relic Inc.(a)	12,630	870,207
NortonLifeLock Inc.	136,057	2,698,010
Nuance Communications Inc.(a)(b)	70,445	1,782,611
Nutanix Inc., Class A(a)(b)	36,895	874,596
Open Text Corp.	68,316	2,902,064
Oracle Corp.	522,569	28,882,389
Palo Alto Networks Inc.(a)	24,221	5,562,837
Paycom Software Inc.(a)	12,113	3,751,759
Paylocity Holding Corp.(a)	9,061	1,321,909
Pegasystems Inc.	9,633	974,571
Ping Identity Holding Corp.(a)	5,428	174,185
Pluralsight Inc., Class A(a)	24,420	440,781
Progress Software Corp.	11,329	438,999
Proofpoint Inc.(a)	14,274	1,586,127
PROS Holdings Inc.(a)(b)	9,804	435,592
PTC Inc.(a)	26,286	2,044,788
Q2 Holdings Inc.(a)	12,158	1,043,035
Qualys Inc.(a)	8,434	877,305
Rapid7 Inc.(a)	11,108	566,730
RealPage Inc.(a)(b)	21,475	1,396,090
RingCentral Inc., Class A(a)	19,333	5,510,098
SailPoint Technologies Holdings Inc.(a)(b)	21,427	567,173
salesforce.com Inc.(a)	226,214	42,376,669
ServiceNow Inc.(a)	47,879	19,393,868
Smartsheet Inc., Class A(a)(b)	22,877	1,164,897
SolarWinds Corp.(a)	16,691	294,930
Splunk Inc.(a)	39,868	7,921,772
SPS Commerce Inc.(a)	8,854	665,112
SS&C Technologies Holdings Inc.	56,051	3,165,760
SVMK Inc.(a)	22,803	536,783
Synopsys Inc.(a)(b)	37,858	7,382,310
Tenable Holdings Inc.(a)(b)	10,836	323,021
Teradata Corp.(a)	27,242	566,634
Trade Desk Inc. (The), Class A(a)	10,267	4,173,535
Tyler Technologies Inc.(a)	9,983	3,462,903

Security	Shares	Value

Software (continued)
Varonis Systems Inc.(a)	7,703	$681,561
Verint Systems Inc.(a)	16,099	727,353
VMware Inc., Class A(a)	19,941	3,088,063
Workday Inc., Class A(a)	41,064	7,693,751
Workiva Inc.(a)(b)	9,559	511,311
Xperi Holding Corp.	29,216	431,228
Yext Inc.(a)	23,977	398,258
Zendesk Inc.(a)(b)	28,678	2,538,863
Zoom Video Communications Inc., Class A(a)	7,152	1,813,318
Zscaler Inc.(a)	16,497	1,806,421
Zuora Inc., Class A(a)	18,514	236,054

		542,643,631

Technology Hardware, Storage & Peripherals — 9.6%
3D Systems Corp.(a)	29,940	209,281
Apple Inc.(b)	565,490	206,290,752
Dell Technologies Inc., Class C(a)	38,740	2,128,376
Hewlett Packard Enterprise Co.	322,565	3,138,557
HP Inc.	359,020	6,257,719
NCR Corp.(a)	32,265	558,830
NetApp Inc.	55,530	2,463,866
Pure Storage Inc., Class A(a)	56,995	987,723
Seagate Technology PLC	56,698	2,744,750
Western Digital Corp.	75,191	3,319,683
Xerox Holdings Corp.(a)	45,619	697,514

		228,797,051

Total Common Stocks — 99.8% (Cost: $1,604,172,983)		2,371,046,381

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	66,331,699	66,417,931
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	3,769,000	3,769,000

		70,186,931

Total Short-Term Investments — 3.0% (Cost: $70,118,740)		70,186,931

Total Investments in Securities — 102.8% (Cost: $1,674,291,723)		2,441,233,312

Other Assets, Less Liabilities — (2.8)%		(66,298,498)

Net Assets — 100.0%		$2,374,934,814

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Expanded Tech Sector ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	72,076,228	(5,744,529)	66,331,699	$66,417,931	$122,410	(b)	$33,413		$24,227
BlackRock Cash Funds: Treasury, SL Agency Shares	1,659,000	2,110,000	3,769,000	3,769,000	1,590		—		—

				$70,186,931	$124,000		$33,413		$24,227

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Communication Services Select Sector E-Mini Index	18	09/18/20	$1,273	$(7,365)
S&P Select Sector Technology E-Mini Index	36	09/18/20	3,787	127,504

				$120,139

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,371,046,381	$—	$—	$2,371,046,381
Money Market Funds	70,186,931	—	—	70,186,931

	$2,441,233,312	$—	$—	$2,441,233,312

Derivative financial instruments(a)
Assets
Futures Contracts	$127,504	$—	$—	$127,504
Liabilities
Futures Contracts	(7,365)	—	—	(7,365)

	$120,139	$—	$—	$120,139

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4